Estimated Fair Value of Options by using Black-Scholes Option-Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected dividends	2.10%	1.70%	2.10%
Expected volatility	31.60%	31.50%	30.60%
Risk-free interest rate	0.30%	0.20%	0.50%
Expected term	3.8	3.6	4.0